As filed with the Securities and Exchange Commission on
                                  July 26, 1999
                                Registration No.

                       - - - - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              - - - - - - - - - - -
                                    FORM N-14
                                      ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                                      ----
                                      ----
                         Pre-Effective Amendment No.                   [ ]
                                      ----
                                      ----
                        Post-Effective Amendment No. 1                 [X]
                                      -----
                        (Check appropriate box or boxes)
                             - - - - - - - - - - - -
                               PUTNAM FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)
               One Post Office Square, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)


                                  617-292-1000
                        (Area Code and Telephone Number)
                         - - - - - - - - - - - - - - - -
                         JOHN R. VERANI, Vice President
                               PUTNAM FUNDS TRUST
                             One Post Office Square
                           Boston, Massachusetts 02109
                     (Name and address of Agent for Service)
                         - - - - - - - - - - - - - - - -
                                    Copy to:
                           JOHN W. GERSTMAYR, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                         - - - - - - - - - - - - - - - -

     This Amendment is being filed solely for the purpose of adding the enclosed exhibits to the Registration Statement.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on July 26, 1999.

                               PUTNAM FUNDS TRUST

                      By: Gordon H. Silver, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title
     *
George Putnam              President and Chairman of the Trustees;
                           Principal Executive Officer; Trustee

     *
John A. Hill               Vice Chairman and Trustee

     *
William F. Pounds          Vice Chairman and Trustee

     *
John D. Hughes             Principal Financial Officer; Senior Vice
                           President; Treasurer

     *
Paul G. Bucuvalas          Principal Accounting Officer; Assistant
                           Treasurer

     *
Jameson A. Baxter          Trustee

Hans H. Estin              Trustee


                                      -5-

      *
Ronald J. Jackson          Trustee

      *
Paul L. Joskow             Trustee

      *
Elizabeth T. Kennan        Trustee

      *
Lawrence J. Lasser         Trustee

John H. Mullin, III        Trustee

Robert E. Patterson        Trustee

      *
George Putnam, III         Trustee

A.J.C. Smith               Trustee

W. Thomas Stephens         Trustee

      *
W. Nicholas Thorndike      Trustee

                          *By: Gordon H. Silver, as
                           Attorney-in-Fact
                           July 26, 1999

                                  Exhibit Index

11.      Opinion of Ropes & Gray, including consent -- Exhibit 1.

12.      Opinion of Ropes & Gray as to Tax Matters, including consent
         -- Exhibit 2.



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